UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02979
Morgan Stanley Tax-Exempt Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (104.2%)
	Alaska (0.9%)
$9,000	Northern Tobacco Securitization Corp., Asset-Backed Ser 2006 A	5.00%		06/01/32	$6,854,940

	Arizona (1.7%)
3,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23	3,193,808
2,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25	2,164,298
2,000	Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd)	5.00		07/01/27	2,051,380
2,375	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00		09/01/24	2,483,846
2,420	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00		09/01/26	2,504,627

					12,397,959

	California (16.5%)
4,535	Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd)	5.00		12/01/25	4,758,349
3,025	Alvord Unified School District, 2007 Election, Ser 2008 A (AGM Insd)	5.00		08/01/26	3,141,735
375	Alvord Unified School District, 2007 Election, Ser A (AGM Insd)	5.00		08/01/25	391,864
3,180	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00		08/01/26	1,379,325
40	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00		08/01/31	12,676
6,525	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00		08/01/32	1,946,538
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006 (a)	0.00	(b)	06/01/28	2,339,700
865	California Housing Finance Agency, Home Mortgage Ser 1983 B (FHA Insd) (a)	0.00		08/01/15	565,243
4,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.70		08/01/31	3,369,240
4,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.75		08/01/36	3,260,480
5,000	California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00		03/01/30	4,816,600
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00		07/01/35	2,349,725
7,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00		08/15/32	6,699,770
3,560	City of Loma Linda, University Medical Center Ser 2005 A	5.00		12/01/22	3,270,679
1,585	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00		08/01/29	495,106
5,030	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00		08/01/32	1,261,474
4,185	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00		08/01/33	982,094
10,000	Foothill/Eastern Transportation Corridor Agency, Ser 1999	5.875		01/15/27	9,878,200
50,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (a)	0.00		06/01/47	1,856,500
6,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00		06/01/45	5,576,805
12,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125		06/01/47	7,687,800
1,960	Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.25		08/15/26	1,911,549

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
$780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125%		08/15/25		$758,534
5,000	Long Beach Unified School District, Ser A	5.75		08/01/33		5,447,850
3,260	Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)	0.00		08/01/35		660,867
4,770	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/38		776,651
5,010	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/39		762,923
5,260	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/40		749,024
5,520	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/41		734,877
5,800	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/42		724,072
6,090	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/43		711,495
145	Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)	0.00		08/01/44		15,809
1,170	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00		08/01/37		204,177
530	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00		11/01/12	(c)	579,385
4,260	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00		11/01/21		4,260,000
2,000	Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.75		05/15/19		1,950,740
3,900	Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.80		05/15/29		3,302,364
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	8.907	(d)	07/01/15		11,289,060
3,500	State of California, Various Purpose Dtd 04/01/02	6.00		04/01/19		3,909,185
20,000	State of California, Various Purpose Dtd 06/01/07	5.00		06/01/37		18,570,200

						123,358,665

	Colorado (3.0%)
35	Colorado Housing & Finance Authority, Ser 1997 C-2 (AMT)	6.875		11/01/28		35,533
145	Colorado Housing & Finance Authority, Ser 1998 A-2 (AMT)	6.60		05/01/28		149,121
20,000	E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (a)	0.00		09/01/14		16,461,800
5,000	E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (a)	0.00		09/01/16		3,601,250
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (NATL-RE Insd) (a)	0.00		01/01/11		1,635,018
750	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25		11/15/28		811,320

						22,694,042

	Connecticut (0.2%)
1,100	Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser 2007 K-2 (NATL-RE Insd)	5.00		07/01/23		1,147,883

	District of Columbia (2.5%)
12,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00		02/01/31		11,078,640
6,860	District of Columbia, Income Tax, Ser 2009 A (e)	5.25		12/01/27		7,609,380

						18,688,020

	Florida (6.1%)
8,500	City of Jacksonville, Transportation Ser 2001 (NATL-RE Insd)	5.00		10/01/26		8,607,695
2,500	County of Miami-Dade, Ser 2005 (NATL-RE Insd)	5.00		10/01/35		2,478,650

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
$100	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25%		11/15/16	(c)	$117,385
3,900	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36		3,910,569
1,840	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27		1,941,623
2,500	Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875		10/01/22		3,281,000
4,485	Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13		4,638,163
18,000	South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (e)	5.00		08/15/42		16,954,020
3,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	6.00		10/01/29		3,580,110

						45,509,215

	Georgia (2.7%)
3,000	City of Atlanta, Airport Ser 2004 J (AGM Insd)	5.00		01/01/34		3,018,660
5,000	City of Atlanta, Atlanta Airport Ser 2000 A (NATL-RE & FGIC Insd)	5.875		01/01/17		5,068,450
4,000	City of Atlanta, Atlanta Airport Ser 2004 C (AGM Insd)	5.00		01/01/33		4,025,560
3,000	City of Augusta, Water & Sewer Ser 2004 (AGM Insd)	5.25		10/01/39		3,113,610
5,000	County of Fulton, Ser 1998 (NATL-RE & FGIC Insd)	4.75		01/01/28		5,003,700

						20,229,980

	Hawaii (0.5%)
535	Hawaii State Housing Finance & Development Corp., Purchase Ser 1997 A (AMT)	5.75		07/01/30		541,832
3,460	State of Hawaii, Airport Ser 2000 B (AMT) (NATL-RE & FGIC Insd)	6.625		07/01/17		3,517,678

						4,059,510

	Idaho (1.1%)
3,485	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd)	5.25		07/15/24		3,809,872
4,230	Idaho Housing & Finance Association, Ser 2008 A (AGC Insd)	5.25		07/15/23		4,643,144

						8,453,016

	Illinois (8.0%)
4,840	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25		5,118,010
5,000	City of Chicago, Chicago O’ Hare International Airport Ser 2005 A (NATL-RE Insd)	5.25		01/01/24		5,198,050
2,000	City of Chicago, Chicago Refg 2001 A (NATL-RE Insd) (a)	0.00	(b)	01/01/17		2,167,220
3,000	City of Chicago, Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25		01/01/14		3,453,630
2,000	City of Chicago, Chicago Refg Ser 2001 A-2 (COPs)	7.13		03/15/22		2,009,760
4,300	City of Chicago, Refg Ser 1996 A-2 (AMBAC Insd)	5.50		01/01/18		4,865,063
2,600	De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd)	5.00		01/01/26		2,750,332
990	De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd)	5.00		01/01/27		1,042,539
2,870	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125		05/15/25		2,844,113
2,000	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25		11/01/38		2,228,100
3,295	Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (a)	0.00		02/01/20		2,112,128

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$11,500	Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (a)	0.00%		02/01/23	$6,169,290
20,000	Metropolitan Pier & Exposition Authority, Refg Ser 2002 B (NATL-RE Insd) (a)	0.00	(b)	06/15/22	15,891,400
3,495	State of Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20	3,928,799

					59,778,434

	Iowa (2.5%)
5,815	State of Iowa, IJOBS Program, Ser 2009 A (e)(f)	5.00		06/01/25	6,269,118
4,360	State of Iowa, IJOBS Program, Ser 2009 A (e)(f)	5.00		06/01/26	4,668,102
3,500	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.375		06/01/38	2,534,490
5,250	Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50		06/01/42	3,781,733
1,275	Washington County Hospital, Ser 2006	5.50		07/01/32	1,221,272

					18,474,715

	Kansas (0.4%)
3,000	Wyandotte County-Kansas City Unified Government, Area B Refg Ser 2005	5.00		12/01/20	3,044,130

	Kentucky (0.9%)
1,700	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50		03/01/45	1,688,270
5,000	Louisville & Jefferson County Metropolitan Sewer District, Ser 1998 A (NATL-RE & FGIC Insd)	4.75		05/15/28	5,002,350

					6,690,620

	Maryland (0.9%)
2,500	County of Baltimore, Oak Crest Village Ser 2007 A	5.00		01/01/37	2,205,025
1,590	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,453,864
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33	3,038,100

					6,696,989

	Massachusetts (4.4%)
2,100	Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50		06/01/30	2,456,160
20,955	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (e)	5.50		11/15/36	23,316,140
6,680	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (e)	5.50		07/01/36	7,414,005

					33,186,305

	Michigan (1.9%)
4,100	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00		07/01/26	4,128,126
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65		09/01/29	10,004,800

					14,132,926

	Missouri (1.5%)
185	Missouri Housing Development Commission, Homeownership Ser 1997 C-1	6.55		09/01/28	190,783
110	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31	114,198
10,000	Missouri State Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25		05/15/14	10,900,400

					11,205,381

	Nevada (2.0%)
4,000	Clark County School District, Limited Tax Ser 2007 C	5.00		06/15/26	4,144,560

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$5,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50%	07/01/23	$5,042,850
2,000	County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	1,982,020
3,000	County of Clark, Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17	3,623,820

				14,793,250

	New Hampshire (0.0%)
275	New Hampshire Housing Finance Authority, Mortgage Acquisition Ser 2000 B (AMT)	6.70	07/01/29	279,499

	New Jersey (6.5%)
1,800	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50	06/15/31	1,670,274
3,885	New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)	5.50	09/01/24	4,337,486
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,018,900
10,000	New Jersey State Turnpike Authority, Ser 2003 A (NATL-RE & FGIC Insd)	5.00	01/01/27	10,286,000
19,265	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00	12/15/26	8,170,479
9,000	Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd)	5.00	12/01/19	9,046,350
7,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	5,802,440
5,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (a)	0.00	06/01/41	324,550

				48,656,479

	New York (11.0%)
1,430	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	1,480,422
600	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	621,120
2,225	City of New York, Subser 2008 L-1	5.00	04/01/27	2,344,883
5,000	Long Island Power Authority, Ser 2000 A (AGM Insd) (a)	0.00	06/01/17	4,068,950
5,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 B (NATL-RE Insd)	5.50	07/01/24	5,287,000
2,742	New York City Housing Development Corp., Ruppert - FHA Ins Sec 223F	6.50	11/15/18	2,883,635
3,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	3,012,330
6,000	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	6,049,380
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (NATL-RE Insd)	4.75	03/01/46	4,522,500
5,000	New York City Transitional Finance Authority, Refg 2003 Ser D (NATL-RE Insd)	5.25	02/01/21	5,464,850
5,570	New York City Transitional Finance Authority, Ser 2009 (e)	5.00	05/01/28	5,936,536
4,455	New York City Transitional Finance Authority, Ser 2009 A (e)	5.00	05/01/29	4,748,163
4,455	New York City Transitional Finance Authority, Ser 2009 A (e)	5.00	05/01/30	4,748,163
2,000	New York State Dormitory Authority, State University Ser 1990 A	7.50	05/15/13	2,337,700
5,000	New York State Dormitory Authority, State University Ser 1993 A	5.25	05/15/15	5,548,600
8,815	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16	10,439,781

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$10,000	Sales Tax Asset Receivable Corp., Ser 2005 A (AMBAC Insd)	5.00%	10/15/29	$10,484,800
3,000	Westchester Tobacco Asset Securitization, Ser 2005	5.125	06/01/38	2,489,910

				82,468,723

	North Carolina (0.7%)
4,750	North Carolina Municipal Power Agency No. 1, Catawba Ser 1998 A (NATL-RE Insd)	5.50	01/01/15	5,388,875

	Ohio (1.4%)
3,895	City of Cleveland, Ser 2008 B-1 (NATL-RE Insd) (a)	0.00	11/15/25	1,709,866
3,000	County of Erie, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	2,772,060
5,000	County of Lorain, Catholic Health Ser 9 2001 A	5.25	10/01/33	4,986,600
1,140	Ohio State Water Development Authority, Ser 2009 A	5.875	06/01/33	1,240,331

				10,708,857

	Pennsylvania (0.4%)
1,655	Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989 (g)	8.50	05/01/32	1,681,265
2,000	Montgomery County Industrial Development Authority, White Marsh Ser 2005	6.125	02/01/28	1,600,100

				3,281,365

	Puerto Rico (4.2%)
15,000	Puerto Rico Electric Power Authority, Ser O (ETM) (a)	0.00	07/01/17	11,464,650
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50	07/01/15	10,772,000
3,815	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	3,993,122
2,400	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	2,467,200
2,400	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	2,499,720

				31,196,692

	South Carolina (1.5%)
5,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/30	5,140,100
1,025	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	1,061,961
210	Lexington County Health Services District, Inc., Ser 2007 A	5.00	11/01/16	227,039
4,430	South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)	5.25	10/01/21	4,729,114

				11,158,214

	Texas (13.9%)
5,000	City of Houston, Airport Sub Lien Ser 2000 A (AMT) (AGM Insd)	5.875	07/01/17	5,044,150
5,000	City of Houston, Combined Utility First Lien Refg Ser 2004 A (AGM Insd)	5.25	05/15/25	5,284,150
20,000	City of Houston, First Lien Refg Ser 2004 A (AGM Insd)	5.25	05/15/22	21,011,000
8,750	City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/26	3,602,112
3,600	City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00	09/01/27	1,389,816
5,000	City of San Antonio, Water & Refg Ser 2002 (AGM Insd)	5.00	05/15/28	5,171,600
2,920	County of Harris, Refg Ser 2009 A	5.00	08/15/31	3,053,210
6,665	County of Harris, Ser 2007 C (AGM Insd)	5.25	08/15/31	7,635,291

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$10,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd)	5.25%	11/01/24	$10,142,800
2,840	Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	3,080,946
3,180	Harris County Health Facilities Development Corp., Thermal Utility, Ser 2008 (AGC Insd)	5.00	11/15/27	3,290,123
3,860	Harris County Health Facilities Development Corp., Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/26	4,013,281
6,875	Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	7,440,881
5,000	Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	4,465,400
2,165	North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (a)	0.00	01/01/29	743,807
22,800	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/28	8,378,772
4,710	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31	1,432,311
2,700	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Ser 2007 A	5.00	02/15/17	2,924,802
1,610	Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	1,770,855
1,610	Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	1,680,760
1,000	Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)	0.00	08/15/27	393,600
1,790	Victoria Independent School District, School Building Ser 2008	5.00	02/15/23	1,973,672

				103,923,339

	Utah (0.8%)
5,000	City of Salt Lake City, IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15	5,615,850

	Vermont (0.3%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	2,114,231

	Virginia (0.1%)
1,000	Tobacco Settlement Financing Corp., Asset Backed Ser 2005	5.50	06/01/26	1,119,450

	Washington (5.0%)
2,450	City of Seattle, Ser 2008	5.00	06/01/25	2,645,877
10,000	City of Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/20	10,819,400
10,000	City of Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/23	10,612,900
5,000	Grant County Public Utility District No. 2, Electric Refg Ser 2001 H (AGM Insd)	5.375	01/01/18	5,297,500
2,500	Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydro Refg Ser 2005 A (NATL-RE & FGIC Insd)	5.00	01/01/38	2,518,725
3,500	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,505,705
2,250	State of Washington, Motor Vehicle Fuel Tax Ser 2008 B	5.00	07/01/27	2,405,587

				37,805,694

	Wisconsin (0.7%)
5,000	State of Wisconsin, Ser 2009 A	5.625	05/01/28	5,477,900

	Total Tax-Exempt Municipal Bonds (Cost $763,430,064)			780,591,148

Morgan Stanley Tax-Exempt Securities Trust*
Portfolio of Investments • March 31, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Short-Term Investment (0.8%)
	Investment Company (h)
5,643	Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class (Cost $5,642,841)		$5,642,841

	Total Investments (Cost $769,072,905) (i)(j)	105.0%	786,233,989
	Other Assets in Excess of Liabilities	1.2	9,398,229
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held Notes with interest rates ranging from 0.27% to 0.32% at March 31, 2010 and contractual maturity dates of collateral ranging from 06/01/25 to 08/15/42 (k)	(6.2)	(46,695,000)

	Net Assets	100.0%	$748,937,218

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

FHA	Federal Housing Administration.

RANs	Revenue Anticipation Notes.

(a)	Capital appreciation bond.

(b)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(c)	Prefunded to call date shown.

(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $11,289,060 which represents 1.5% of net assets.

(e)	Underlying security related to inverse floater entered into by the Fund.

(f)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,850,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Illiquid security.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(i)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(k)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $81,663,627 are held by the Dealer Trusts and serve as collateral for the $46,695,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley Tax-Exempt Securities Trust*
Notes to Portfolio of Investments • March 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Tax-Exempt Municipal Bonds	$780,591,148	—	$780,591,148	—
Short-Term Investment — Investment Company	5,642,841	$5,642,841	—	—

Total	$786,233,989	$5,642,841	$780,591,148	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer May 17, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 17, 2010